DATE: 03/16/2021

REGISTRANT: Alger Portfolios

ACCESSION NUMBER: 0001752724-21-049937

FILE NUMBER(S): 811-05550

Form: N-CEN/A

Original Filing Date: 03/12/2021

Amended Filing Date: 03/16/2021

Explanation: The Registrant amended the Form N-CEN for the period ended December 31, 2020 to add the missing auditor control letter.